E-QURE CORP. - STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		42 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Statements of Operations
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative	39,499	26,234	63,253	42,563	1,090,882	66,850	1,237,520
Total	39,499	26,234	63,253	42,563	1,090,882	66,850	1,237,520
Loss from operations	(39,499)	(26,234)	(63,253)	(42,563)	(1,090,882)	(66,850)	(1,237,520)
Interest expense	(5,787)	(4,564)	(11,510)	(8,791)	(19,802)	(12,525)	(58,694)
Amortization of debt discount	(61,514)	(15,088)	91,066	24,851	57,901	12,610	161,577
Loss on settlement of debt	(23,709,343)	0	(23,709,343)	0	0	0	(23,709,343)
Total other expense	(23,776,644)	(19,652)	(23,811,919)	(33,642)	(77,703)	(25,135)	(23,929,614)
Total costs and expenses	(23,816,143)	(45,886)	(23,875,172)	(76,205)	(1,168,585)	(91,985)	(25,167,134)
Loss from continuing operations before income taxes	(23,816,143)	(45,886)	(23,875,172)	(76,205)	(1,168,585)	(91,985)	(25,167,134)
Income tax	(13,939)	0	(13,939)	0	0	0	(13,939)
Net loss	$ (23,830,082)	$ (45,886)	$ (23,889,111)	$ (76,205)	$ (1,168,585)	$ (91,985)	$ (25,181,073)
Basic and diluted net loss	$ (8.51)	$ (0.06)	$ (8.72)	$ (0.10)	$ (1.41)	$ (0.12)
Weighted average number of common shares outstanding (basic and diluted)	2,801,160	769,948	2,740,523	769,948	829,925	762,275